Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

August 25, 2015

Division of Investment Management

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File Nos. 333-191495; 811-22895)

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Capitol Series Trust (the “Trust”) is Post-Effective Amendment No. 8 under the 1933 Act and Amendment No. 9 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (“Amendment No. 8”). The purpose of Amendment No. 8 is to add the following new series: (1) Preserver Alternative Opportunities Fund.

The Trust anticipates that this filing shall become effective on November 7, 2015 pursuant to Rule 485(a)(2) of the 1933 Act. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of Amendment No. 8. The purpose of the filing will be to incorporate any comments made by the Staff on Amendment No. 8 and to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any questions or comments regarding this filing to Trust counsel, Leslie K. Klenk, of Bernstein Shur at (207) 228-7295 or by e-mail at lklenk@bernsteinshur.com.

Sincerely,

/s/ Jay S. Fitton

Jay S. Fitton

Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.